Advanced Series Trust

AST Small-Cap Growth Portfolio

Supplement dated August 3, 2022 to the
Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Small-Cap Growth Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the SAI.

I.	New Subadvisory Arrangements, Investment Strategy, and Benchmark Change

The Board of Trustees of the Trust (the Board) on behalf of the Portfolio approved: (i) adding Driehaus Capital Management LLC, Massachusetts Financial Services Company (MFS), and Victory Capital Management Inc. as additional subadvisers to the Portfolio, to serve alongside Emerald Mutual Fund Advisers Trust and UBS Asset Management (Americas) Inc., (ii) revising the investment strategy of the Portfolio, and (iii) changing the Portfolio’s primary and secondary benchmark indexes. These changes are expected to become effective on or about September 12, 2022.

To reflect the changes described above, the SAI is hereby revised as follows, effective September 12, 2022:

A.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Small-Cap Growth Portfolio

The Manager has contractually agreed to waive 0.004% of its management fee through June 30, 2023. In addition, the Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.98% of the Portfolio’s average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

B.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by adding the information set forth below to the information pertaining to the Portfolio:
Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser(s)	Fee Rate
AST Small-Cap Growth Portfolio	Emerald Mutual Fund Advisers Trust	0.45% of average daily net assets to $100 million; 0.40% of average daily net assets over $100 million.
	UBS Asset Management (Americas) Inc.	0.40% of average daily net assets.
	Driehaus Capital Management LLC	0.45% of average daily net assets to $300 million; 0.40% of average daily net assets over $300 million.
	Massachusetts Financial Services Company	0.425% of average daily net assets to $250 million; 0.40% of average daily net assets over $250 million.
Victory Capital Management Inc.

0.46% of average daily net assets to $100 million;

0.43% of average daily net assets over $100 million but not exceeding $200 million;

0.40% of average daily net assets over $200 million but not exceeding $300 million;

0.35% of average daily net assets over $300 million.

C.	The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised by replacing the information pertaining to MFS with the information set forth below:

MFS: MFS has agreed to a voluntary subadvisory fee waiver arrangement that applies across each of the following portfolios or sleeves of portfolios managed by MFS:

-	AST Academic Strategies Asset Allocation Portfolio (sleeve managed by MFS)
-	AST Balanced Asset Allocation Portfolio (sleeve managed by MFS)
-	AST Capital Growth Asset Allocation Portfolio (sleeve managed by MFS)
-	AST Preservation Asset Allocation Portfolio (sleeve managed by MFS)
-	AST Large-Cap Core Portfolio (sleeve managed by MFS)
-	AST Large-Cap Value Portfolio (sleeve managed by MFS)
-	AST MFS Global Equity Portfolio
-	AST MFS Growth Allocation Portfolio
-	AST MFS Growth Portfolio
-	AST Mid-Cap Growth Portfolio (sleeve managed by MFS)
-	AST Mid-Cap Value Portfolio (sleeve managed by MFS)
-	AST Small-Cap Growth Portfolio (sleeve managed by MFS)

MFS has agreed to voluntarily reduce the monthly subadvisory fees paid by ASTIS and/or PGIM Investments to MFS for each portfolio listed above (or the sleeve thereof subadvised by MFS) by the following percentages and with respect to the subadvisory fees otherwise payable on the incremental assets of the combined average daily net assets of the portfolios (or the sleeve thereof subadvised by MFS) that fall into the tiers listed below during any calendar month. To the extent the fee waiver is triggered for any particular calendar month, the resulting incremental discount will be applied pro rata across each of the portfolios (or the portion thereof subadvised by MFS). In the event that the combined average daily net assets of the above listed portfolios are $5 billion or less during any particular calendar month, then this voluntary fee reduction will not be applicable for the respective month. MFS reserves the right to withdraw this waiver by delivery of a written notice to the Manager, which withdrawal shall become effective 30 days after such delivery.

Combined Average Daily Net Assets	Percentage Fee Waiver
First $5 billion	No Fee Reduction
Over $5 million and up to $7.5 billion	5% Fee Reduction
Over $7.5 million and up to $10 billion	7.5% Fee Reduction
Over $10 million and up to $20 billion	10% Fee Reduction
Over $20 billion and to $30 billion	15% Fee Reduction
Over $30 billion	20% Fee Reduction
D.

The table in Part I of the SAI entitled “Additional Information About the Portfolio Managers – Other Accounts and Portfolio Ownership” is hereby revised by adding the information set forth below to the information pertaining to the Portfolio:

AST Small-Cap Growth Portfolio
Adviser/ Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Portfolio Securities
PGIM Investments LLC (Strategic Investment Research Group)	Rick Babich	13/$11,379,095,920	None	None	None
	Jeff Peasley	10/$7,284,650,319	None	None	None
Driehaus Capital Management LLC	Jeffrey James	3/$972 ,000,000	None	58/$5,900,000,000	None
	Michael Buck	3/$972 ,000,000	None	58/$5,900,000,000	None
	Prakash Vijayan	3/$972 ,000,000	None	58/$5,900,000,000	None
Emerald Mutual Fund Advisers Trust	Joseph W. Garner	3/$2,632,000,000	None	37/$2,618,000,000	None
	Kenneth G. Mertz II, CFA	4/$2,895,000,000	1/$22,000,000	37/$2,618,000,000	None
	Stacey L. Sears	3/$2,632,000,000	None	37/$2,618,000,000	None
Massachusetts Financial Services Company	Michael S. Grossman, CFA	6/$5,906,527,000	2/$10,024,000	None	None
UBS Asset Management (Americas) Inc.	David Wabnik*	2/$192,707,076.61	2/$201,844,377.44	632/$710,333,261.75**	None
	Samuel Kim, CFA*	2/$192,707,076.61	1/$162,590,019.51	632/$710,333,261.75**	None
Victory Capital Management Inc.	D. Scott Tracy, CFA	15/$10,012,463,000 4/$4,427,814,000	5/$823,508,000 0/$0	5/$278,471,000 3/$197,048,000	None
	Stephen J. Bishop	17/$11,644,498,000 5/$5,716,721,000	5/$823,508,000 0/$0	3/$212,637,000 1/$131,213,000	None
	Melissa Chadwick-Dunn	15/$10,012,463,000 4/$4,427,814,000	5/$823,508,000 0/$0	3/$212,637,000 1/$131,213,000	None
	Christopher W. Clark, CFA	17/$11,644,498,000 5/$5,716,721,000	6/$857,358,000 1/$33,849,000	3/$212,637,000 1/$131,213,000	None
	Paul Leung, CFA	17/$11,644,498,000 5/$5,716,721,000	5/$823,508,000 0/$0	3/$212,637,000 1/$131,213,000	None

              Information as of December 31, 2021.

             *Excludes the AUM of $417,008,845.11 for the AST Small-Cap Growth Portfolio (UBS sleeve).

             ** Includes 1 account of AUM $250,882,594.72 with a performance fee.

E.	The section in Part I of the SAI entitled “Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest” is hereby revised to add the following:

Driehaus Capital Management LLC. (Driehaus).

COMPENSATION. Each lead portfolio manager, portfolio manager and assistant portfolio manager is paid a fixed salary plus a bonus. Bonuses are determined based on the terms of a Revenue Sharing Plan for each team and include a base amount calculated as a percentage of management fees paid by the accounts managed. In addition, if the performance of a given strategy exceeds certain percentile benchmarks when compared to its peer group (primarily using Morningstar rankings), the bonus pool increases as a percentage of the management fees paid by the accounts managed within a strategy. Messrs. Buck and Vijayan also receive a bonus based on a percentage of their salary, which has both subjective and objective components. If Driehaus declares a profit-sharing plan contribution, the lead portfolio managers, portfolio managers and assistant portfolio managers also would receive such contribution. Each lead portfolio manager, portfolio manager and assistant portfolio manager participates in a deferred compensation plan.

CONFLICTS OF INTEREST: It is the responsibility of all Driehaus employees to be cognizant of factors that could give rise to conflicts of interest, to avoid or eliminate conflicts of interest where possible, and to report any actual or potential conflicts of interest to their direct supervisor and the Driehaus Ethics Committee. The Ethics Committee, in conjunction with the Legal and Compliance Department, will determine any further mitigating actions to be taken. To assist employees with identifying potential conflicts, the following factors should be considered:

·	Is Driehaus likely to make a financial gain or avoid a financial loss at the expense of the client?
·	Does Driehaus have an interest in the outcome of a service provided to the client or of a transaction carried out on behalf of the client, which is distinct from the client’s interest in that outcome.
·	Does Driehaus have a financial or other incentive to favor the interest of another client or group of clients over the interests of this client?
·	When providing the service to the client, will Driehaus receive an inducement from a third party in the form of money or goods or services?
·	Do individual Driehaus employees or their immediate family members have a material interest which might impair their ability to make impartial decisions on behalf of a client or on behalf of Driehaus?

Areas that give rise to potential conflicts between clients, Driehaus and/or individual employees are: Valuation of Portfolio Assets; Use of Soft Dollars and Commission Share Arrangements; -Side by Side Management and performance fees; Allocation of Investment Opportunities; Co-investments; Preferential liquidity rights; Cross trades; Possession of Material Non Public Information; Receipt of gifts and entertainment; Remuneration structures; Error correction; Personal trading; Third party referral compensation; Outside Business Activities of Employees; Political Contributions made by covered persons; Portfolio company board seats or portfolio company board observer positions; Private Company Management Rights; Selection of brokers for portfolio securities execution; Proxy voting; Side letters; and Vendor Relationships.

Ongoing management of potential or actual conflicts of interest are the responsibility of the Driehaus department in which the conflict arises. Driehaus Legal and Compliance will provide periodic training to employees regarding the identification, disclosure and monitoring of conflicts of interest.

F.

The section in Part I of the SAI entitled “Additional Information About the Portfolio Managers—Compensation and Conflicts of Interest—COMPENSATION” for Massachusetts Financial Company is hereby revised to add the following:

AST Small-Cap Growth Portfolio
Portfolio Manager: Michael S. Grossman, CFA
Benchmark(s): Russell 2000® Growth Index

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

G.	The section in Part I of the SAI entitled “Additional Information—Fund History” is hereby revised by adding the following:

    “Effective on or about September 12, 2022, the AST Small-Cap Growth Opportunities Portfolio was reorganized (merged) into the AST Small-Cap Growth Portfolio.”

This supplement should be read and retained for future reference.

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